Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Allocation of Plan Assets
Allocation of Plan Assets as at December 31

	2018 Target Allocation
(weighted-average %)		2018	2017
Equities	46	45	47
Fixed income	47	47	46
Real estate	6	7	6
Cash and other	1	1	1
	100	100	100

Fair value of plan assets as at December 31

(in millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
2018
Equities	$508	$885	$—	$1,393
Fixed income	144	1,338	—	1,482
Real estate	—	14	190	204
Private equities	—	—	25	25
Cash and other	8	11	—	19
	$660	$2,248	$215	$3,123
2017
Equities	$522	$949	$—	$1,471
Fixed income	133	1,289	—	1,422
Real estate	—	13	168	181
Private equities	—	—	22	22
Cash and other	8	14	—	22
	$663	$2,265	$190	$3,118

(1)	Refer to Note 28 for a description of the fair value hierarchy.

Schedule of Level 3 Changes in Plan Assets
The following table reconciles the changes in the fair value of pension plan assets that have been measured using Level 3 inputs.

(in millions)	2018	2017
Balance, beginning of year	$190	$113
Return on plan assets	15	12
Foreign currency translation	3	(2)
Purchases, sales and settlements	7	67
Balance, end of year	$215	$190

Schedule of Amounts Recognized in Balance Sheet

Funded Status	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2018	2017	2018	2017
Change in benefit obligation (1)
Balance, beginning of year	$3,215	$3,037	$665	$676
Service costs	84	76	31	27
Employee contributions	16	16	2	2
Interest costs	114	115	23	25
Benefits paid	(145)	(133)	(26)	(22)
Actuarial losses (gains)	(217)	217	(69)	(14)
Past service credits/plan amendments	(1)	—	(3)	(3)
Foreign currency translation	141	(113)	32	(26)
Balance, end of year (2)	$3,207	$3,215	$655	$665

Change in value of plan assets
Balance, beginning of year	$2,841	$2,646	$277	$252
Actual return on plan assets	(93)	336	(13)	37
Benefits paid	(137)	(127)	(26)	(22)
Employee contributions	16	16	2	2
Employer contributions	79	69	29	26
Foreign currency translation	124	(99)	24	(18)
Balance, end of year	$2,830	$2,841	$293	$277

Funded status	$(377)	$(374)	$(362)	$(388)

Balance sheet presentation
Long-term assets (Note 11)	$26	$31	$1	$3
Current liabilities (Note 15)	(12)	(12)	(13)	(10)
Long-term liabilities (Note 18)	(391)	(393)	(350)	(381)
	$(377)	$(374)	$(362)	$(388)

(1)	Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.

(2)	The accumulated benefit obligation for defined benefit pension plans, excluding assumptions about future salary levels, was $2,936 million as at December 31, 2018 (December 31, 2017 - $2,940 million).

Schedule of Funded Status

Funded Status	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2018	2017	2018	2017
Change in benefit obligation (1)
Balance, beginning of year	$3,215	$3,037	$665	$676
Service costs	84	76	31	27
Employee contributions	16	16	2	2
Interest costs	114	115	23	25
Benefits paid	(145)	(133)	(26)	(22)
Actuarial losses (gains)	(217)	217	(69)	(14)
Past service credits/plan amendments	(1)	—	(3)	(3)
Foreign currency translation	141	(113)	32	(26)
Balance, end of year (2)	$3,207	$3,215	$655	$665

Change in value of plan assets
Balance, beginning of year	$2,841	$2,646	$277	$252
Actual return on plan assets	(93)	336	(13)	37
Benefits paid	(137)	(127)	(26)	(22)
Employee contributions	16	16	2	2
Employer contributions	79	69	29	26
Foreign currency translation	124	(99)	24	(18)
Balance, end of year	$2,830	$2,841	$293	$277

Funded status	$(377)	$(374)	$(362)	$(388)

Balance sheet presentation
Long-term assets (Note 11)	$26	$31	$1	$3
Current liabilities (Note 15)	(12)	(12)	(13)	(10)
Long-term liabilities (Note 18)	(391)	(393)	(350)	(381)
	$(377)	$(374)	$(362)	$(388)

(1)	Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.

(2)	The accumulated benefit obligation for defined benefit pension plans, excluding assumptions about future salary levels, was $2,936 million as at December 31, 2018 (December 31, 2017 - $2,940 million).

Schedule of Net Benefit Costs

Net Benefit Cost	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2018	2017	2018	2017
Service costs	$84	$76	$31	$27
Interest costs	114	115	23	25
Expected return on plan assets	(162)	(151)	(16)	(14)
Amortization of actuarial losses	48	45	—	2
Amortization of past service credits/plan amendments	—	—	(10)	(12)
Regulatory adjustments	(1)	2	6	4
Net benefit cost	$83	$87	$34	$32

Schedule of Amounts Recognized in AOCI and Net Regulatory Assets
The following table summarizes the accumulated amounts of net benefit cost that have not yet been recognized in earnings or comprehensive income and shows their classification on the consolidated balance sheets.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2018	2017	2018	2017
Unamortized net actuarial losses (gains)	$19	$22	$(2)	$—
Unamortized past service costs	1	1	2	3
Income tax recovery	(3)	(5)	(1)	(1)
Accumulated other comprehensive income (Note 21)	$17	$18	$(1)	$2

Net actuarial losses (gains)	$457	$443	$(25)	$17
Past service credits	(10)	(11)	(16)	(23)
Other regulatory deferrals	15	10	27	27
	$462	$442	$(14)	$21

Regulatory assets (Note 9)	$462	$442	$23	$68
Regulatory liabilities (Note 9)	—	—	(37)	(47)
Net regulatory assets	$462	$442	$(14)	$21

Schedule of Amounts Recognized in OCI and Regulatory Assets
The following table summarizes the components of net benefit cost recognized in comprehensive income or as regulatory assets, which would otherwise have been recognized in comprehensive income.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2018	2017	2018	2017
Current year net actuarial (gains) losses	$(3)	$5	$(2)	$(1)
Past service (credits) costs/plan amendments	—	—	(1)	2
Amortization of actuarial losses	(1)	(1)	—	—
Foreign currency translation	1	(1)	—	—
Income tax recovery	2	—	—	—
Total recognized in comprehensive income	$(1)	$3	$(3)	$1

Current year net actuarial losses (gains)	$41	$24	$(39)	$(35)
Past service credits/plan amendments	—	—	(3)	(5)
Amortization of actuarial losses	(47)	(44)	—	(1)
Amortization of past service (costs) credits	1	—	11	12
Foreign currency translation	21	(17)	(3)	2
Regulatory adjustments	4	(1)	(1)	(6)
Total recognized in regulatory assets	$20	$(38)	$(35)	$(33)

Schedule of Assumptions Used

Significant Assumptions	Defined Benefit Pension Plans		OPEB Plans
(weighted-average %)	2018	2017	2018	2017
Discount rate during the year (1)	3.56	3.98	3.57	3.96
Discount rate as at December 31	4.07	3.58	4.13	3.59
Expected long-term rate of return on plan assets (2)	5.80	5.97	5.48	5.81
Rate of compensation increase	3.35	3.34	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.61	4.71

(1)	ITC and UNS use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.

(2)
Developed by management with assistance from external actuaries using best estimates of expected returns, volatilities and correlations for each class of asset. Best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.

(3)
The projected 2019 weighted-average health care cost trend rate for OPEB plans is 6.35% and is assumed to decrease over the next 14 years to the weighted-average ultimate health care cost trend rate of 4.61% in 2032 and thereafter

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
The following table summarizes for 2018 the effects of changing the health care cost trend rate by 1%.

(in millions)	1% increase	1% decrease
Increase (decrease) in accumulated benefit obligation	$85	$(67)
Increase (decrease) in service and interest costs	11	(8)

Schedule of Expected Benefit Payments

	Defined Benefit
Expected Benefit Payments	Pension Payments	OPEB
(year)	(in millions)	(in millions)
2019	$147	$26
2020	152	28
2021	157	30
2022	165	32
2023	170	33
2024-2028	946	185